NORTHSTAR FUNDS
                           PROSPECTUS SUPPLEMENT DATED
                 JULY 29, 1998 TO PROSPECTUS DATED MARCH 1, 1998

The following information supplements or replaces the information contained in the section of the Funds' prospectus entitled "NORTHSTAR GROWTH FUND: INVESTMENT STRATEGY":

Effective July 29, 1998, the language on page 2 of the Prospectus has been changed to read as follows: "The Fund invests in small and mid-sized companies that the portfolio manager feels have above average prospects for growth."

               -------------------------------------------------


The following information supplements or replaces the information contained in the section of the Fund's prospectus entitled "MEET THE PORTFOLIO MANAGERS" on pages 24 and 25:

--------------------------------------------------------------------------------
MEET THE
PORTFOLIO
MANAGERS
--------------------------------------------------------------------------------

Mary Lisanti

Mary Lisanti has managed the Northstar Growth Fund since August 1998 and has managed the Northstar Special Fund since July 1998. She joined Northstar in May 1998.

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Northstar, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund and in 1996 she was nominated Portfolio Manager of the year by Barron's. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, was ranked number one Institutional Investor emerging growth stock analyst in 1989 and was named to that survey two other times.

Ms. Lisanti earned her BA with honors from Princeton University. She is a Chartered Financial Analyst, member of the New York Society of Security Analysts and the Financial Analyst Federation.

--------------------------------------------------------------------------------
The disclosure on pages 6 and 24 of the Prospectus is hereby amended to reflect that:

Effective July 1, 1998, the Northstar Special Fund's manager will be Mary Lisanti, and the sub-advisory fee for the Northstar Growth +Value Fund is 0.50%.


               -------------------------------------------------

The following information replaces the information contained in the section of the Northstar Government Securities Fund's prospectus entitled "Northstar Government Securities Fund: Investment Strategy":

Effective May 29, 1998, the language on page 22 of the Prospectus has been changed to read as follows: "The portfolio manager selects U.S. Government Securities of various terms depending on interest rates and market opportunities."

               -------------------------------------------------

The disclosure in the section entitled "WAYS TO REDUCE OR ELIMINATE SALES CHARGES" is hereby amended to reflect that:

               -------------------------------------------------

Effective May 29, 1998, the following waiver category has been added to the waiver categories listed on page 31:

     o  asset allocation and other fee-based programs for the benefit of clients

               -------------------------------------------------

The disclosure on pages 20 and 22 of the Prospectus is hereby amended to reflect that:

Effective May 1, 1998, the Northstar Strategic Income Fund's co-managers will be Ole Dial and Jeffrey Aurigemma and the Northstar Government Securities Fund's sole portfolio manager will be Jim Mahnke.

               -------------------------------------------------

The following information supplements or replaces the information contained in the section of the Fund's prospectus entitled "MEET THE PORTFOLIO MANAGERS":

Effective May 1, 1998, the language on page 24 of the Prospectus has been changed to read as follows:

Jeffrey Aurigemma
Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997, co-managed the Northstar High Total Return Fund II and the Northstar High Total Return Fund since March 1998 and has co-managed the Northstar Strategic Income Fund since May 1998. He joined Northstar in October 1993.

Thomas Ole Dial
Thomas Ole Dial has managed the Northstar High Total Return Fund II since its inception and the Northstar Balance Sheet Opportunities Fund since May 1997, and has co-managed the Northstar Strategic Income Fund since May 1998. He has managed the Northstar High Total Return Fund since its inception in November 1993. Mr. Dial, who has over 11 years of investment management experience, joined Northstar in October 1993.

Jim Mahnke
Jim Mahnke has managed the Northstar Government Securities Fund since May 1998.

Mr. Mahnke has over 13 years of investment management experience. At ReliaStar Investment Research, an affiliate of Northstar, he serves as a Senior Vice President and Portfolio Manager. Prior to joining ReliaStar, Mr. Mahnke was a Vice President and Portfolio Manager of Alliance Capital Management.

               -------------------------------------------------

             This supplement supersedes all preceding supplements.

                NORTHSTAR GROWTH FUND INSTITUTIONAL CLASS SHARES
                           PROSPECTUS SUPPLEMENT DATED
                 JULY 29, 1998 TO PROSPECTUS DATED MARCH 1, 1998

The following information supplements or replaces the information contained in the section of the Fund's prospectus entitled "NORTHSTAR GROWTH FUND: INVESTMENT STRATEGY":

Effective July 29, 1998, the language on page 2 of the Prospectus has been changed to read as follows: "The Fund invests in small and mid-sized companies that the portfolio manager feels have above average prospects for growth."

               -------------------------------------------------


The following information supplements or replaces the information contained in the section of the Fund's prospectus entitled "MEET THE PORTFOLIO MANAGER" on page 3:

--------------------------------------------------------------------------------
MEET THE
PORTFOLIO
MANAGER
--------------------------------------------------------------------------------

Mary Lisanti

Mary Lisanti has managed the Northstar Growth Fund since August 1998 and has managed the Northstar Special Fund since July 1998. She joined Northstar in May 1998.

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Northstar, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund and in 1996 she was nominated Portfolio Manager of the year by Barron's. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, was ranked number one Institutional Investor emerging growth stock analyst in 1989 and was named to that survey two other times.

Ms. Lisanti earned her BA with honors from Princeton University. She is a Chartered Financial Analyst, member of the New York Society of Security Analysts and the Financial Analyst Federation.

               -------------------------------------------------


             This supplement supersedes all preceding supplements.